EQUITY-ACCOUNTING INVESTMENTS IN CANADIAN RESIDENTIAL DEVELOPMENTS - Ownership Interests and Carrying Values (Details) - USD ($) $ in Thousands			12 Months Ended
	Apr. 12, 2022	Nov. 12, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Equity Accounting Investments [Line Items]
Current assets			$ 266,807	$ 251,422
Non-current assets			12,184,139	8,897,195
Current liabilities			991,133	430,365
Non-current liabilities			7,662,788	5,657,183
Net income			814,480	449,527	[1]
Equity-accounted investments in Canadian residential developments
Disclosure of Equity Accounting Investments [Line Items]
Current assets			20,559	18,418
Non-current assets			915,084	712,639
Current liabilities			46,908	28,973
Non-current liabilities			486,999	415,369
Net assets (liabilities)			401,736	286,715
Tricon's share of net assets			106,538	98,675
Total investment of affiliates			104,364	96,393
Cumulative fair value adjustments			2,174	2,282
Revenue			248	368
Expenses			(2,563)	(290)
Fair value gains (losses)			33,977	24,787
Net income			31,662	24,865
Tricon's share of net income			11,198	8,200
Joint ventures
Disclosure of Equity Accounting Investments [Line Items]
Current assets			19,279	17,511
Non-current assets			725,978	557,655
Current liabilities			40,908	22,959
Non-current liabilities			390,655	349,582
Net assets (liabilities)			313,694	202,625
Tricon's share of net assets			79,906	73,215
Revenue			115	368
Expenses			(441)	(262)
Fair value gains (losses)			23,343	11,616
Net income			23,017	11,722
Tricon's share of net income			$ 8,415	$ 4,256
WDL 3/4/7 LP
Disclosure of Equity Accounting Investments [Line Items]
Proportion of ownership interest in joint venture			33.00%	33.00%
Current assets			$ 2,993	$ 4,011
Non-current assets			141,357	117,115
Current liabilities			7,721	2,466
Non-current liabilities			84,646	63,372
Net assets (liabilities)			51,983	55,288
Tricon's share of net assets			17,335	18,437
Revenue			0	5
Expenses			0	(12)
Fair value gains (losses)			234	3,129
Net income			234	3,122
Tricon's share of net income			$ 78	$ 1,040
WDL 8 LP
Disclosure of Equity Accounting Investments [Line Items]
Proportion of ownership interest in joint venture			33.00%	33.00%
Current assets			$ 7,318	$ 7,150
Non-current assets			241,907	176,171
Current liabilities			21,105	13,732
Non-current liabilities			188,473	141,191
Net assets (liabilities)			39,647	28,398
Tricon's share of net assets			13,222	9,473
Revenue			1	0
Expenses			(161)	(10)
Fair value gains (losses)			13,176	3,112
Net income			13,016	3,102
Tricon's share of net income			$ 4,337	$ 1,034
WDL 20 LP
Disclosure of Equity Accounting Investments [Line Items]
Proportion of ownership interest in joint venture			33.00%	33.00%
Current assets			$ 722	$ 760
Non-current assets			43,082	47,401
Current liabilities			186	853
Non-current liabilities			34,295	40,660
Net assets (liabilities)			9,323	6,648
Tricon's share of net assets			3,114	2,223
Revenue			0	0
Expenses			0	0
Fair value gains (losses)			0	0
Net income			0	0
Tricon's share of net income			$ 0	$ 0
DKT B10 LP
Disclosure of Equity Accounting Investments [Line Items]
Proportion of ownership interest in joint venture			33.00%	33.00%
Current assets			$ 1,290	$ 2,359
Non-current assets			42,111	31,398
Current liabilities			6,669	3,228
Non-current liabilities			8,507	8,786
Net assets (liabilities)			28,225	21,743
Tricon's share of net assets			10,885	8,825
Revenue			0	0
Expenses			(2)	0
Fair value gains (losses)			238	6,389
Net income			236	6,389
Tricon's share of net income			$ 79	$ 2,130
6-8 Gloucester LP (The Ivy)
Disclosure of Equity Accounting Investments [Line Items]
Proportion of ownership interest in joint venture			47.00%	47.00%
Current assets			$ 1,101	$ 913
Non-current assets			100,147	72,332
Current liabilities			4,263	1,737
Non-current liabilities			52,585	32,469
Net assets (liabilities)			44,400	39,039
Tricon's share of net assets			20,988	18,477
Revenue			0	0
Expenses			(24)	0
Fair value gains (losses)			8,019	4,231
Net income			7,995	4,231
Tricon's share of net income			$ 3,759	$ 1,989
Labatt Village Holding LP
Disclosure of Equity Accounting Investments [Line Items]
Proportion of ownership interest in joint venture			38.00%	38.00%
Current assets				$ 47
Non-current assets				0
Current liabilities				35
Non-current liabilities				0
Net assets (liabilities)				12
Tricon's share of net assets				5
Revenue			$ 0	0
Expenses			0	(77)
Fair value gains (losses)			0	(5,245)
Net income			0	(5,322)
Tricon's share of net income			$ 8	$ (1,997)
Labatt Village Holding LP | Labatt Village Holding LP
Disclosure of Equity Accounting Investments [Line Items]
Proportion of ownership interest in joint venture		80.00%
Queen Ontario LP
Disclosure of Equity Accounting Investments [Line Items]
Proportion of ownership interest in joint venture	30.00%		10.00%	30.00%
Current assets			$ 5,167	$ 2,271
Non-current assets			121,336	113,238
Current liabilities			806	908
Non-current liabilities			0	63,104
Net assets (liabilities)			125,697	51,497
Tricon's share of net assets			12,912	15,775
Revenue			114	363
Expenses			(242)	(163)
Fair value gains (losses)			1,676	0
Net income			1,548	200
Tricon's share of net income			$ 155	60
Symington LP
Disclosure of Equity Accounting Investments [Line Items]
Proportion of ownership interest in joint venture			10.00%
Current assets			$ 688
Non-current assets			36,038
Current liabilities			158
Non-current liabilities			22,149
Net assets (liabilities)			14,419
Tricon's share of net assets			1,450
Revenue			0
Expenses			(12)
Fair value gains (losses)			0
Net income			(12)
Tricon's share of net income			(1)
Associates
Disclosure of Equity Accounting Investments [Line Items]
Current assets			1,280	907
Non-current assets			189,106	154,984
Current liabilities			6,000	6,014
Non-current liabilities			96,344	65,787
Net assets (liabilities)			88,042	84,090
Tricon's share of net assets			$ 26,632	25,460
Revenue				0
Expenses				(28)
Fair value gains (losses)				13,171
Net income				13,143
Tricon's share of net income				$ 3,944
57 Spadina LP (The Taylor)
Disclosure of Equity Accounting Investments [Line Items]
Ownership interest %			30.00%	30.00%
Current assets			$ 1,280	$ 907
Non-current assets			189,106	154,984
Current liabilities			6,000	6,014
Non-current liabilities			96,344	65,787
Net assets (liabilities)			88,042	84,090
Tricon's share of net assets			26,632	25,460
Revenue			133	0
Expenses			(2,122)	(28)
Fair value gains (losses)			10,634	13,171
Net income			8,645	13,143
Tricon's share of net income			$ 2,783	$ 3,944

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.